Decommissioning Liabilities - Additional Information (Detail) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Disclosure of other provisions [line items]
Credit-adjusted risk-free rate	5.50%	5.50%
Inflation rate	0.02	0.02
Restricted Cash	$ 228	$ 211